Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of financial instruments by category
The Group has materially only short-term assets and all of the financial instruments are categorized as assets at amortized costs. Financial instruments can be found in the following positions within the assets:

	Year ended December 31
in € thousand	2025	2024
FINANCIAL INSTRUMENTS IN ASSETS
Trade receivables	27,813	35,205
Other assets (1)	356	1,256
Cash and cash equivalents	109,650	168,271
TOTAL ASSETS	137,819	204,731
(1)    Prepayments and tax receivables and other non-financial assets are excluded from the other assets balance, as this analysis is required only for financial instruments.

The Group has only financial instruments which are categorized as liabilities at amortized costs. Financial instruments can be found in the following positions within the liabilities:

	Year ended December 31
in € thousand	2025	2024
FINANCIAL INSTRUMENTS IN LIABILITIES
Borrowings	179,167	187,373
Trade payables and accruals	24,540	35,522
Tax and employee-related liabilities (1)	12,642	13,107
Lease liabilities	28,082	28,941
Refund liabilities	17,498	26,141
Other liabilities (2)	7	79
TOTAL LIABILITIES	261,936	291,163

(1)    Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required only for financial instruments.
(2)    Deferred income is excluded from the other liabilities balance, as this analysis is required only for financial instruments.

Disclosure of foreign currency sensitivity analysis
With all other variables held constant, the impact from changes in exchange rates on the pre-tax result would be as follows:

	Year ended December 31
in € thousand	2025	2024
USD/EUR +10%	(15,084)	(16,973)
USD/EUR -10%	18,435	20,745
GBP/EUR +10%	5,549	8,525
GBP/EUR -10%	(6,782)	(10,420)
SEK/EUR +10%	(5,919)	(5,725)
SEK/EUR -10%	7,234	6,998
CAD/EUR +10%	4,344	3,178
CAD/EUR -10%	(5,309)	(3,884)

Disclosure of credit quality of financial assets
The credit quality of financial assets that are not impaired can be assessed by reference to external credit ratings (if available) or to historical information about counterparty default rates as follows:

	Year ended December 31
in € thousand	2025	2024
TRADE RECEIVABLES
Receivables from governmental institutions (AAA-country)	377	—
Receivables from governmental institutions (AA-country)	7,025	5,202
Receivables from counterparties with credit rating A	13,203	3,184
Receivables from counterparties without external credit rating or rating below A	7,128	26,744
Contract assets from counterparties with credit rating A	—	—
Contract assets from counterparties without external credit rating or rating below A	80	75
TRADE RECEIVABLES	27,813	35,205

OTHER ASSETS
Counterparties without external credit rating or rating below A	356	1,256
OTHER ASSETS	356	1,256

CASH AND CASH EQUIVALENTS
Counterparties with external credit rating or rating AA	5,342	8,921
Counterparties with external credit rating or rating A	104,308	156,135
Counterparties without external credit rating or rating below A	—	3,214
CASH AND CASH EQUIVALENTS	109,650	168,271